Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Investment Companies (96.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (37.4%)
iShares Core S&P 500 ETF	514,300	220,856
iShares Core S&P Mid-Cap ETF	76,450	19,063
iShares Core S&P Small-Cap ETF	174,500	16,461
iShares Russell 2000 ETF	40,700	7,193
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	53,558,467	76,856
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	22,458,413	76,067
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	76,075,893	80,640
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	27,904,012	77,155
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	57,817,257	77,417
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,956,771	17,976
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,364,188	20,772

Total		690,456

Fixed Income (48.6%)
iShares Core U.S. Aggregate Bond ETF	1,036,500	97,472
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	84,943,190	53,259
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	114,291,071	103,548
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	600,436,305	620,251

Investment Companies (96.0%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	23,532,136	23,344

Total		897,874

Foreign Equity (10.0%)
iShares Core MSCI EAFE ETF	744,800	47,928
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	6,063,015	5,263
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	46,011,636	68,051
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	38,274,887	63,536

Total		184,778

Total Investment Companies (Cost: $1,988,535)		1,773,108

Short-Term Investments (2.5%)
Investment Companies (2.5%)
JPMorgan Ultra-Short Income ETF	452,950	22,729
PIMCO Enhanced Short Maturity Active ETF	225,400	22,572

Total		45,301

Total Short-Term Investments (Cost: $46,000)		45,301

Total Investments (98.5%) (Cost: $2,034,535)@		1,818,409

Other Assets, Less Liabilities (1.5%)		28,394

Net Assets (100.0%)		1,846,803

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,034,535 and the net unrealized depreciation of investments based on that cost was $216,126 which is comprised of $23,960 aggregate gross unrealized appreciation and $240,086 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,773,108	$ —	$ —
Short-Term Investments	45,301	—	—

Total Assets:	$1,818,409	$ —	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2023 are as follows:

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 9/30/2023	Change in Unrealized Appreication/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership 9/30/2023
	(amount in thousands)
Domestic Equity	$107,539	$5,220	$25,890	$76,856	$(11,233)	$1,220	$1,524	$3,696	8.0%
Emerging Markets	13,059	118	8,000	5,263	3,067	(2,981)	118	–	0.6%
Focused Appreciation	95,215	4,860	47,450	76,067	13,879	9,563	–	4,860	6.6%
High Yield Bond	54,560	3,036	4,570	53,259	645	(412)	3,036	–	7.5%
International Equity	81,108	2,063	20,100	68,051	9,878	(4,898)	2,063	–	3.8%
International Growth	75,895	2,019	17,400	63,536	(2,157)	5,179	578	1,441	7.1%
Large Cap Blend	100,037	7,577	26,770	80,640	(3,998)	3,794	697	6,880	46.4%
Mid Cap Growth Stock	81,889	197	7,000	77,155	2,759	(690)	197	–	7.8%
Mid Cap Value	91,365	12,072	11,240	77,417	(15,754)	974	1,939	10,133	12.7%
Multi-Sector Bond	101,469	2,667	–	103,548	(588)	–	2,667	–	9.2%
Select Bond	643,027	16,730	19,370	620,251	(17,422)	(2,714)	16,730	–	22.6%
Short-Term Bond	22,825	473	–	23,344	46	–	473	–	6.1%
Small Cap Growth Stock	16,959	6	–	17,976	1,011	–	6	–	2.9%
Small Cap Value	22,920	1,570	2,400	20,772	(661)	(657)	112	1,458	4.0%

	$1,507,867	$58,608	$190,190	$1,364,135	$(20,528)	$8,378	$30,140	$28,468

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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